UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10523
Nuveen Virginia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        5/31
Date of reporting period:    8/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
August 31, 2006

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.4% (3.0% of Total Investments)

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
$1,050	5.250%, 6/01/19	6/15 at 100.00	BBB	$1,079,578
2,700	5.500%, 6/01/26	6/15 at 100.00	BBB	2,804,193

3,750	Total Consumer Staples			3,883,771

	Education and Civic Organizations – 8.7% (6.0% of Total Investments)

1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife Federation, Series 1999, 5.375%, 9/01/29 – MBIA Insured	9/09 at 101.00	Aaa	1,050,580
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33	10/13 at 101.00	A3	1,052,210
1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB-	1,576,050
490	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21	7/11 at 100.00	B2	492,577
275	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%, 6/01/18	6/15 at 100.00	AAA	297,036
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2004B, 5.000%, 9/01/13	No Opt. Call	Aa1	1,081,320
2,000	Winchester Industrial Development Authority, Virginia, Educational Facilities First Mortgage Revenue Bonds, Shenandoah University, Series 1998, 5.250%, 10/01/28 – MBIA Insured	10/08 at 102.00	AAA	2,091,600

7,265	Total Education and Civic Organizations			7,641,373

	Health Care – 17.5% (12.0% of Total Investments)

1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A2	1,548,600
3,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured	10/12 at 102.00	AA	3,200,130
675	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	690,545
1,000	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A-	1,056,750
1,155	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A2	1,202,840
1,000	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.250%, 7/01/14 – MBIA Insured	7/08 at 102.00	AAA	1,044,600
1,200	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured	12/11 at 101.00	A	1,289,532
1,000	Prince William County Industrial Development Authority, Virginia, Hospital Facility Revenue Refunding Bonds, Potomac Hospital Corporation of Prince William, Series 1998, 5.000%, 10/01/18 – FSA Insured	10/08 at 102.00	Aaa	1,036,910
3,915	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/20 – MBIA Insured	7/12 at 100.00	AAA	4,201,813

14,445	Total Health Care			15,271,720

	Housing/Single Family – 9.4% (6.5% of Total Investments)

7,485	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – MBIA Insured	7/11 at 100.00	AAA	7,752,510
500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-C2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	498,125

7,985	Total Housing/Single Family			8,250,635

	Long-Term Care – 4.5% (3.1% of Total Investments)

165	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31	1/12 at 100.00	N/R	172,937
650	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005, 5.625%, 12/01/39	12/15 at 100.00	N/R	653,894
1,350	James City County Industrial Development Authority, Virginia, Residential Care Facility First Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23	3/12 at 101.00	N/R	1,431,851
650	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31	9/16 at 100.00	N/R	660,491
650	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22	11/15 at 100.00	N/R	653,757
325	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27	1/15 at 100.00	N/R	329,430

3,790	Total Long-Term Care			3,902,360

	Materials – 2.0% (1.3% of Total Investments)

165	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (5)	2/08 at 102.00	B2	165,545
460	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax) (5)	12/08 at 101.00	B2	463,317
1,000	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds, Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15	No Opt. Call	CCC+	990,930

1,625	Total Materials			1,619,792

	Tax Obligation/General – 35.2% (24.1% of Total Investments)

600	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	650,052
500	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	542,930
1,750	Chesapeake, Virginia, General Obligation Bonds, Series 2001, 5.500%, 12/01/16	12/11 at 100.00	AA	1,901,725
1,000	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,078,550
1,730	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2001C, 4.500%, 11/01/17	11/11 at 101.00	AAA	1,793,820
95	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/22	5/12 at 100.00	AAA	101,659
1,000	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%, 6/01/18	6/15 at 100.00	AAA	1,083,990
1,840	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects, Series 2002A, 5.000%, 7/01/20	7/13 at 100.00	AA	1,952,240
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	AA	1,055,850
40	Portsmouth, Virginia, General Obligation Public Utility Refunding Bonds, Series 2001B, 5.000%, 6/01/21 – FGIC Insured	6/08 at 100.00	AAA	40,791
	Powhatan County, Virginia, General Obligation Bonds, Series 2001:
660	5.000%, 1/15/23 – AMBAC Insured	1/11 at 101.00	AAA	692,650
1,000	5.000%, 1/15/27 – AMBAC Insured	1/11 at 101.00	AAA	1,036,370
1,000	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – FSA Insured	7/14 at 100.00	AAA	1,064,490
1,000	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/20 – FSA Insured	7/15 at 100.00	AAA	1,072,870
	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
2,400	5.000%, 10/01/18	10/12 at 101.00	AA	2,568,048
2,435	5.000%, 10/01/19	10/12 at 101.00	AA	2,605,499
1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 101.00	AAA	1,370,342
	Salem, Virginia, General Obligation Public Improvement Bonds, Series 2002:
1,145	5.375%, 1/01/21	1/12 at 100.00	Aa3	1,229,833
1,200	5.375%, 1/01/22	1/12 at 100.00	Aa3	1,283,820
1,260	5.375%, 1/01/23	1/12 at 100.00	Aa3	1,348,011
1,325	5.375%, 1/01/24	1/12 at 100.00	Aa3	1,417,551
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 – AMBAC Insured	2/14 at 101.00	AAA	1,157,560
600	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AA+	645,756
1,500	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/19	6/11 at 101.00	AA+	1,584,450
1,420	Virginia Beach, Virginia, General Obligation Refunding and Public Improvement Bonds, Series 2002, 5.000%, 3/01/21	3/12 at 100.00	AA+	1,496,652

28,780	Total Tax Obligation/General			30,775,509

	Tax Obligation/Limited – 21.2% (14.5% of Total Investments)

315	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	323,162
1,000	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	1,109,380
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
210	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	220,544
165	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	173,682
800	Commonwealth Transportation Board of Virginia, Federal Highway Reimbursement Anticipation Notes, Series 2005, 5.000%, 9/28/15	No Opt. Call	AA	874,688
800	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	867,192
1,800	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA+	1,912,194
400	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D, 5.250%, 7/01/27	7/12 at 100.00	BBB	415,528
455	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29	2/12 at 100.00	BBB-	482,923
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	AAA	1,067,360
1,000	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – MBIA Insured	8/16 at 100.00	AAA	1,070,590
800	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22	5/15 at 100.00	AA	852,328
1,790	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22	2/12 at 100.00	AA+	1,879,894
690	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	752,114
2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001B, 5.000%, 8/01/19	8/11 at 101.00	AA+	2,686,355
700	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C, 5.000%, 8/01/13	No Opt. Call	AA+	756,483
570	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	617,852
1,265	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2001D, 5.000%, 5/01/26	5/10 at 101.00	AA	1,306,593
1,100	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2004B, 5.000%, 5/15/15	5/14 at 100.00	AA+	1,190,068

17,400	Total Tax Obligation/Limited			18,558,930

	Transportation – 3.4% (2.3% of Total Investments)

1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	1,036,350
1,500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	1,592,490
300	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/17	2/11 at 100.00	Aa2	316,812

2,800	Total Transportation			2,945,652

	U.S. Guaranteed – 18.3% (12.5% of Total Investments) (4)

1,000	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – FSA Insured (ETM)	No Opt. Call	AAA	1,099,960
195	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.000%, 4/01/27 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	208,437
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
250	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (4)	281,338
600	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (4)	678,294
445	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 100.00	AAA	482,193
300	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A, 5.250%, 8/15/07 (ETM)	No Opt. Call	AAA	304,872
325	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A, 5.500%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA	342,680
525	Portsmouth, Virginia, General Obligation Public Utility Refunding Bonds, Series 2001B, 5.000%, 6/01/21 (Pre-refunded 6/01/08) – FGIC Insured	6/08 at 100.00	AAA	537,915
2,750	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40	10/10 at 101.00	AAA	2,946,075
1,100	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D, 5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB (4)	1,189,562
1,345	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	Aaa	1,466,588
500	Virginia Beach, Virginia, Water and Sewerage System Revenue Bonds, Series 2000, 5.125%, 8/01/14 (Pre-refunded 8/01/10)	8/10 at 100.00	AA (4)	528,265
500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2000A, 5.750%, 8/01/20 (Pre-refunded 8/01/10)	8/10 at 100.00	AA+ (4)	539,590
1,710	Virginia Transportation Board, Transportation Revenue Bonds, Northern Virginia Transportation District Program, Series 2001A, 5.000%, 5/15/26 (Pre-refunded 5/15/11)	5/11 at 100.00	AA+ (4)	1,812,686
	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2001B:
1,705	5.000%, 5/15/22 (Pre-refunded 5/15/11)	5/11 at 100.00	AA+ (4)	1,807,385
1,665	5.000%, 5/15/23 (Pre-refunded 5/15/11)	5/11 at 100.00	AA+ (4)	1,764,983

14,915	Total U.S. Guaranteed			15,990,823

	Utilities – 6.3% (4.3% of Total Investments)

2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1	2,233,380
3,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 – FSA Insured	7/10 at 101.00	AAA	3,300,656

5,125	Total Utilities			5,534,036

	Water and Sewer – 15.2% (10.4% of Total Investments)

805	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.000%, 4/01/27	4/12 at 100.00	AAA	838,150
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001:
1,000	5.500%, 11/15/17 – FSA Insured	No Opt. Call	AAA	1,135,110
3,000	5.500%, 11/15/19 – FSA Insured	No Opt. Call	AAA	3,436,380
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,130	5.000%, 11/01/18 – FGIC Insured	11/11 at 100.00	AAA	1,188,026
1,190	5.000%, 11/01/19 – FGIC Insured	11/11 at 100.00	AAA	1,251,107
1,450	5.000%, 11/01/23 – FGIC Insured	11/11 at 100.00	AAA	1,519,064
1,525	5.000%, 11/01/24 – FGIC Insured	11/11 at 100.00	AAA	1,597,636
2,250	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public Improvements Project, Series 2001, 5.000%, 5/01/32	5/11 at 101.00	AA	2,327,985

12,350	Total Water and Sewer			13,293,458

$120,230	Total Investments (cost $121,279,748) – 146.1%			127,668,059

	Other Assets Less Liabilities – 2.0%			1,688,864

	Preferred Shares, at Liquidation Value – (48.1)%			(42,000,000)

	Net Assets Applicable to Common Shares – 100%			$87,356,923

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $121,298,317.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation		$6,538,432
Depreciation		(168,690)

Net unrealized appreciation (depreciation) of investments		$6,369,742

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Virginia Dividend Advantage Municipal Fund 2

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date October 27, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date October 27, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date October 27, 2006

*	Print the name and title of each signing officer under his or her signature.